Short-Term Invstments - Schedule of Short-Term Investments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Short-Term Investments [Abstract]
Beginning balance
Add: purchase bond from HSBC	1,490,203
Ending balance	$ 1,490,203